Long-term and Short-term Debt (Short-term with Maturities of Year or Less) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Commercial paper	$ 100	$ 100
Other Short-term Borrowings	142	0
Short-term Debt	242	100
Average daily balance	$ 135	$ 100
Average days outstanding	21 days	68 days